Offerings	Jun. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,950,000
Proposed Maximum Offering Price per Unit	17.36
Maximum Aggregate Offering Price	$ 33,852,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,182.74
Offering Note

(1)

Outset Medical, Inc. (the “Registrant”) is registering an additional 1,950,000 shares of common stock, par value $0.001 per share (the “Common Stock”), that may be issued under the Outset Medical, Inc. 2020 Equity Incentive Plan, as amended and restated from time to time, and as further amended by that certain Amendment 2025-1 thereto (the “2020 Plan”) and an additional 255,000 shares of Common Stock that may be issued under the Outset Medical, Inc. Employee Stock Purchase Plan, as amended and restated, and as further amended by that certain Amendment 2025-1 thereto (“ESPP”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a share dividend, share split or similar change.

(2)

Estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $17.36 per share represents the average high and low prices of the Common Stock as quoted on the Nasdaq Global Select Market on May 30, 2025, a date within five business days prior to the filing of this Registration Statement, in accordance with Rule 457(c) of the Securities Act.

(3)	Represents additional shares of Common Stock that may be issued under the 2020 Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	255,000
Proposed Maximum Offering Price per Unit	17.36
Maximum Aggregate Offering Price	$ 4,426,800
Fee Rate	0.01531%
Amount of Registration Fee	$ 677.74
Offering Note

(1)

Outset Medical, Inc. (the “Registrant”) is registering an additional 1,950,000 shares of common stock, par value $0.001 per share (the “Common Stock”), that may be issued under the Outset Medical, Inc. 2020 Equity Incentive Plan, as amended and restated from time to time, and as further amended by that certain Amendment 2025-1 thereto (the “2020 Plan”) and an additional 255,000 shares of Common Stock that may be issued under the Outset Medical, Inc. Employee Stock Purchase Plan, as amended and restated, and as further amended by that certain Amendment 2025-1 thereto (“ESPP”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a share dividend, share split or similar change.

(2)

Estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $17.36 per share represents the average high and low prices of the Common Stock as quoted on the Nasdaq Global Select Market on May 30, 2025, a date within five business days prior to the filing of this Registration Statement, in accordance with Rule 457(c) of the Securities Act.

(4)	Represents additional shares of Common Stock that may be issued under the ESPP.